Financial Instruments and Risk Management - Additional Information (Details) $ in Thousands		12 Months Ended
	Feb. 20, 2018 Goldounce Contract	Dec. 31, 2017 USD ($) Goldounce Contract shares	Dec. 31, 2016 USD ($)
Disclosure Of Financial Instruments [Line Items]
Fair value of the derivative asset | $		$ 21	$ 1,875
Gain (loss) on derivative contracts | $		$ (1,848)	2,003
Percentage of change in foreign currencies assumption		10.00%
Increase (decrease) in earnings assuming change in foreign currencies | $		$ 958	1,473
Description of concentrations of risk		The Company has no concentrations of liquidity risk.
Option Contract
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts		25,000
Contracts with expiry dates		May 29, 2018
Weighted average floor price		1,250
Number of open option contracts unsettled | Contract		20,000
Number of open option contracts expired | Contract		5,000
Gain (loss) on derivative contracts | $		$ 6	128
Option Contract | Subsequent [Member] | Commodity price risks [Member]
Disclosure Of Financial Instruments [Line Items]
Contracts with expiry dates	Dec. 27, 2018
Weighted average floor price	1,250
Weighted average sales price	1,456
Number of open option contracts unsettled | Contract	35,000
Total number of gold ounces placed	35,000
Option Contract | Put Options
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts settled | shares		0
Option Contract | Call Options
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts settled | shares		5,000
Maximum | Option Contract
Disclosure Of Financial Instruments [Line Items]
Weighted average sales price		1,405
Level 2 | Option Contract
Disclosure Of Financial Instruments [Line Items]
Fair value of the derivative asset | $		$ 21	$ 1,875